Consolidated Statements of Operations (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Mar. 31, 2012
REVENUES:
Crude oil logistics	$ 4,558,545	$ 2,316,288
Water solutions	143,100	62,227
Liquids Revenue	2,650,425	1,604,746	1,111,139
Retail propane	551,815	430,273	199,334
Refined products	1,180,895
Renewables	176,781
Other	437,713	4,233
Total Revenues	9,699,274	4,417,767	1,310,473
COST OF SALES:
Crude oil logistics	4,477,397	2,244,647
Water solutions	11,738	5,611
Liquids	2,518,099	1,530,459	1,086,881
Retail propane	354,676	258,393	130,142
Refined products	1,172,754
Renewables	171,422
Other	426,613
Total Cost of Sales	9,132,699	4,039,110	1,217,023
OPERATING COSTS AND EXPENSES:
Operating	259,396	169,799	47,300
General and administrative	79,860	52,698	16,009
Depreciation and amortization	120,754	68,853	15,111
Operating Income	106,565	87,307	15,030
OTHER INCOME (EXPENSE):
Earnings of unconsolidated entities	1,898
Interest expense	(58,854)	(32,994)	(7,620)
Loss on early extinguishment of debt		(5,769)
Other, net	86	1,521	1,055
Income Before Income Taxes	49,695	50,065	8,465
INCOME TAX PROVISION	(937)	(1,875)	(601)
Net Income	48,758	48,190	7,864
NET INCOME ALLOCATED TO GENERAL PARTNER	(14,148)	(2,917)	(8)
NET (INCOME) LOSS ATTRIBUTABLE TO NONCONTROLLING INTERESTS	(1,103)	(250)	12
NET INCOME ALLOCATED TO LIMITED PARTNERS	33,507	45,023	7,868
Common units
OTHER INCOME (EXPENSE):
NET INCOME ALLOCATED TO LIMITED PARTNERS	31,614	39,517	4,859
BASIC AND DILUTED INCOME PER COMMON UNIT (in dollars per unit)	$ 0.51	$ 0.96	$ 0.32
BASIC AND DILUTED WEIGHTED AVERAGE UNITS OUTSTANDING:
BASIC AND DILUTED WEIGHTED AVERAGE UNITS OUTSTANDING: (in shares)	61,970,471	41,353,574	15,169,983
Subordinated units
OTHER INCOME (EXPENSE):
NET INCOME ALLOCATED TO LIMITED PARTNERS	$ 1,893	$ 5,506	$ 3,009
BASIC AND DILUTED INCOME PER COMMON UNIT (in dollars per unit)	$ 0.32	$ 0.93	$ 0.58
BASIC AND DILUTED WEIGHTED AVERAGE UNITS OUTSTANDING:
BASIC AND DILUTED WEIGHTED AVERAGE UNITS OUTSTANDING: (in shares)	5,919,346	5,919,346	5,175,384